UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23633
Capital Group Central Fund Series II
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Central Corporate Bond Fund
Class M | CCBFX
for the year ended May 31, 2024
This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/CCBF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †

*
Amount less than $1.
†
Amount less than .01%
Management's discussion of fund performance
The fund’s Class M shares gained 3.74% for the year ended May 31, 2024. That result compares with a 1.31% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. Treasury rates rose during the first nine months of 2023, only to begin falling during the final quarter. Lower borrowing costs and an increasing appetite among investors favored high-yield corporate debt. By year-end, the decrease in bond yields led to a surge in the issuance of corporate bonds as companies started refinancing their existing debt at marginally lower rates.
Within the fund, security selection contributed positively to absolute returns. On a sector basis, smaller positions in banking and consumer cyclical helped relative results. An out-of-benchmark allocation to government-related bonds also helped returns. Investments in utilities supported relative results. In terms of valuation, the fund benefited from banking and capital goods.
Conversely, curve positioning negatively impacted the fund’s overall returns. An off-benchmark allocation to U.S. Treasury bonds detracted from absolute results. Exposure to credit derivatives further hampered the fund’s overall returns. Exposure to interest rate derivatives offset the positive impacts of shorter duration investments in consumer noncyclical and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average ann
ual tota
l returns
	1 year	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	3.74%	-2.61%
Bloomberg U.S. Aggregate Index 3	1.31	-2.95
Effective July 24, 2024, the fund's primary benchmark was updated to Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class M shares were first offered on
April 23, 2021
.

2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,049
Tota l n umber of portfolio holdings	829
Total advisory fees paid (in millions)	None
Portfolio turnover rate	151%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-137-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2024	67,000	None	9,000	None
May 31, 2023	50,000	None	7,000	None
Advisor and Affiliates2
May 31, 2024	Not Applicable	None	None	None
May 31, 2023	Not Applicable	None	None	None
Registrant, Advisor and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2024	9,000
May 31, 2023	7,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Corporate Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2024
Lit. No. MFGEFP4-137-0724 © 2024 Capital Group. All rights reserved.

Investment portfolio May 31, 2024

Bonds, notes & other debt instruments 94.15%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.48%
Financials 21.38%
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	USD36,347	$36,110
	American Express Co. 1.65% 11/4/2026	29,158	26,756
	American Express Co. 2.55% 3/4/2027	4,360	4,064
	American Express Co. 4.05% 5/3/2029	10,617	10,184
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	12,130	12,246
	American International Group, Inc. 5.125% 3/27/2033	14,360	14,103
	American International Group, Inc. 4.375% 6/30/2050	16,675	13,920
	Aon Corp. 5.35% 2/28/2033	8,516	8,393
	Aon Corp. 3.90% 2/28/2052	16,284	12,048
	Aon North America, Inc. 5.45% 3/1/2034	45,190	44,790
	Aon North America, Inc. 5.75% 3/1/2054	14,191	13,967
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,352
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]	11,162	11,019
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	31,458	25,694
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	16,563	13,483
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	53,935	55,170
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	15,533	15,437
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[2]	15,571	15,859
	Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[2]	11,259	11,618
	Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	23,081
	Barclays PLC 5.69% 3/12/2030 (USD-SOFR + 1.74% on 3/12/2029)[2]	25,726	25,719
	Barclays PLC 6.036% 3/12/2055 (USD-SOFR + 2.42% on 3/12/2054)[2]	2,675	2,748
	Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	11,734
	Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,461
	BlackRock Funding, Inc. 5.25% 3/14/2054	13,593	13,113
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	7,443	6,480
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[1,2]	2,506	2,497
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	16,217	15,325
	BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]	17,550	17,855
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,2]	14,417	14,416
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	33,047	26,743
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	3,917	3,895
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	15,236	15,240
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	11,150	11,112
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	12,275	13,028
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	23,240	23,327
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	10,691	10,690
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	9,484	9,721
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	33,608	33,758
	Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,296
	Chubb INA Holdings, LLC 5.00% 3/15/2034	30,019	29,618
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	345
	Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[2]	11,250	11,037
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	11,432	11,156
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	31,575	31,279
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	36,001	30,724
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	15,031	12,501
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	4,678	3,838
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	1,975	1,668
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	529	507
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	8,263	8,483
	Cooperatieve Rabobank UA 2.625% 7/22/2024[1]	4,450	4,433
	Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,032
	Corebridge Financial, Inc. 4.40% 4/5/2052	8,433	6,688
	Crédit Agricole SA 4.375% 3/17/2025[1]	6,115	6,029
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	5,370	4,953
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	11,835	12,137
	Five Corners Funding Trust III 5.791% 2/15/2033[1]	7,730	7,842

1	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Global Payments, Inc. 2.90% 11/15/2031	USD9,667	$8,051
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	33,171
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	2,474	2,275
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	12,000	11,447
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	2,570	2,675
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,435
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	34,625	35,095
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	20,618	16,647
	Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[2]	672	721
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	50,845	51,947
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	20,000	14,149
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	22,597	22,137
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	1,994	2,106
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[2]	10,000	10,216
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	70,219	61,506
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	2,712	2,274
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	26,250	27,745
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	18,480	18,570
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,621	5,158
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	11,753	12,605
	JPMorgan Chase & Co. 3.875% 9/10/2024	10,000	9,949
	JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	3,450	3,406
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	32,843	32,142
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	1,610	1,565
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	25,000	24,220
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[2]	1,732	1,707
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[2]	3,300	3,297
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[2]	5,949	6,124
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	67,416	68,174
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	90,240	73,069
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	5,515	4,674
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	6,261	6,193
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	40,550	41,440
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	4,575	4,602
	Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]	18,013	17,976
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[2]	4,450	4,123
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	19,375	19,319
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	21,530	19,820
	Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,669
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	13,230	13,383
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,777	1,115
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	4,113	4,136
	Mastercard, Inc. 4.875% 5/9/2034	29,813	29,401
	MetLife, Inc. 5.375% 7/15/2033	17,216	17,349
	Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	3,632	3,463
	Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	6,669	6,642
	Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	778	689
	Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	25,721	20,394
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[2]	32,502	32,359
	Morgan Stanley 3.875% 1/27/2026	7,796	7,607
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	7,547	7,004
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	4,243	4,214
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	35,094	35,566
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	99,814	79,505
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[2]	14,576	11,649
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,820	6,261
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	38,489	39,272
	Nasdaq, Inc. 6.10% 6/28/2063	2,508	2,576
	National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	694
	National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,363
	New York Life Global Funding 2.35% 7/14/2026[1]	4,760	4,485
	New York Life Global Funding 4.90% 6/13/2028[1]	15,380	15,260

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 1.20% 8/7/2030[1]	USD13,997	$11,088
	New York Life Global Funding 4.55% 1/28/2033[1]	11,533	10,935
	New York Life Insurance Co. 3.75% 5/15/2050[1]	1,209	898
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	9,220	9,131
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	12,214	12,298
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	19,193	19,703
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	27,060	29,339
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	2,925	2,926
	Prudential Financial, Inc. 3.878% 3/27/2028	325	311
	Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,011
	Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,425
	Royal Bank of Canada 5.00% 2/1/2033	20,000	19,623
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	9,388	9,242
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,657
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,335
	Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	10,894
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	10,659	10,759
	Travelers Companies, Inc. 4.00% 5/30/2047	6,385	5,195
	Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,241
	Travelers Companies, Inc. 2.55% 4/27/2050	859	522
	Travelers Companies, Inc. 5.45% 5/25/2053	6,021	6,041
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	7,274	7,301
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	7,143	7,101
	U.S. Bancorp 2.40% 7/30/2024	1,000	995
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	1,897	1,788
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	6,299	6,353
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	24,775	24,747
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,624
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,498	1,391
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2,3]	10,964	10,352
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	4,790	4,454
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	10,300	8,781
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	9,304	7,607
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	21,575	21,553
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[2]	38,139	37,621
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	158	139
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,841
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	16,820	16,560
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	7,602	7,571
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	45,041	47,924
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	5,945	5,896
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	61,629	52,642
			2,362,323

Health care 17.79%
	AbbVie, Inc. 2.60% 11/21/2024	16,000	15,778
	AbbVie, Inc. 3.80% 3/15/2025	5,573	5,499
	AbbVie, Inc. 3.60% 5/14/2025	7,960	7,824
	AbbVie, Inc. 2.95% 11/21/2026	30,984	29,435
	AbbVie, Inc. 4.80% 3/15/2029	45,310	44,893
	AbbVie, Inc. 4.95% 3/15/2031	27,800	27,579
	AbbVie, Inc. 5.05% 3/15/2034	94,978	94,002
	AbbVie, Inc. 5.35% 3/15/2044	3,825	3,768
	AbbVie, Inc. 5.40% 3/15/2054	51,249	50,558
	AbbVie, Inc. 5.50% 3/15/2064	7,975	7,847
	Amgen, Inc. 2.20% 2/21/2027	4,014	3,712
	Amgen, Inc. 5.15% 3/2/2028	19,901	19,852
	Amgen, Inc. 3.00% 2/22/2029	3,843	3,522

3	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 4.05% 8/18/2029	USD14,530	$13,830
	Amgen, Inc. 2.45% 2/21/2030	6,250	5,419
	Amgen, Inc. 2.30% 2/25/2031	6,250	5,230
	Amgen, Inc. 2.00% 1/15/2032	12,963	10,360
	Amgen, Inc. 4.20% 3/1/2033	43,000	39,656
	Amgen, Inc. 5.25% 3/2/2033	38,376	38,100
	Amgen, Inc. 3.15% 2/21/2040	3,515	2,632
	Amgen, Inc. 5.60% 3/2/2043	11,710	11,605
	Amgen, Inc. 3.375% 2/21/2050	9,900	6,980
	Amgen, Inc. 3.00% 1/15/2052	325	212
	Amgen, Inc. 4.20% 2/22/2052	2,715	2,158
	Amgen, Inc. 4.875% 3/1/2053	13,175	11,628
	Amgen, Inc. 5.65% 3/2/2053	33,827	33,409
	Amgen, Inc. 4.40% 2/22/2062	7,664	6,087
	Amgen, Inc. 5.75% 3/2/2063	18,450	18,180
	AstraZeneca Finance, LLC 4.875% 3/3/2028	1,205	1,200
	AstraZeneca Finance, LLC 1.75% 5/28/2028	25,133	22,211
	AstraZeneca Finance, LLC 4.85% 2/26/2029	20,170	20,028
	AstraZeneca Finance, LLC 4.90% 3/3/2030	10,521	10,509
	AstraZeneca Finance, LLC 4.90% 2/26/2031	19,530	19,400
	AstraZeneca Finance, LLC 2.25% 5/28/2031	5,311	4,465
	AstraZeneca Finance, LLC 4.875% 3/3/2033	9,437	9,313
	AstraZeneca Finance, LLC 5.00% 2/26/2034	26,925	26,601
	AstraZeneca PLC 3.375% 11/16/2025	2,125	2,071
	AstraZeneca PLC 0.70% 4/8/2026	33,069	30,512
	AstraZeneca PLC 4.00% 1/17/2029	19,681	18,908
	AstraZeneca PLC 1.375% 8/6/2030	19,388	15,732
	Baxter International, Inc. 2.272% 12/1/2028	3,975	3,481
	Baxter International, Inc. 2.539% 2/1/2032	32,129	26,111
	Baxter International, Inc. 3.132% 12/1/2051	8,051	5,042
	Becton, Dickinson and Co. 3.363% 6/6/2024	5,211	5,210
	Becton, Dickinson and Co. 3.734% 12/15/2024	412	408
	Becton, Dickinson and Co. 5.11% 2/8/2034	18,627	18,183
	Boston Scientific Corp. 1.90% 6/1/2025	11,711	11,308
	Boston Scientific Corp. 2.65% 6/1/2030	2,250	1,962
	Boston Scientific Corp. 4.70% 3/1/2049	170	151
	Bristol-Myers Squibb Co. 3.875% 8/15/2025	619	609
	Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,546	5,339
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	11,340	11,275
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	77,545	77,073
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	3,400	3,370
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	9,143	5,361
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	9,511	6,957
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	20,119	21,688
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	38,902	38,329
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	10,790	11,778
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	10,800	10,562
	Cencora, Inc. 2.70% 3/15/2031	28,297	24,017
	Centene Corp. 4.25% 12/15/2027	9,190	8,753
	Centene Corp. 2.45% 7/15/2028	53,045	46,817
	Centene Corp. 4.625% 12/15/2029	19,560	18,427
	Centene Corp. 3.375% 2/15/2030	2,687	2,368
	Centene Corp. 3.00% 10/15/2030	22,250	18,935
	Centene Corp. 2.50% 3/1/2031	23,930	19,519
	Centene Corp. 2.625% 8/1/2031	13,005	10,593
	Cigna Group (The) 5.25% 2/15/2034	33,130	32,492
	CVS Health Corp. 1.30% 8/21/2027	10,000	8,821
	CVS Health Corp. 3.25% 8/15/2029	4,775	4,313
	CVS Health Corp. 1.75% 8/21/2030	7,924	6,395
	CVS Health Corp. 1.875% 2/28/2031	9,225	7,343
	CVS Health Corp. 5.25% 2/21/2033	32,070	31,187
	CVS Health Corp. 5.625% 2/21/2053	15,609	14,486
	CVS Health Corp. 5.875% 6/1/2053	6,956	6,674
	CVS Health Corp. 6.05% 6/1/2054	12,162	11,933
	CVS Health Corp. 6.00% 6/1/2063	8,095	7,782
	Elevance Health, Inc. 4.10% 5/15/2032	8,581	7,910
	Elevance Health, Inc. 4.75% 2/15/2033	5,967	5,725

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 4.55% 5/15/2052	USD7,712	$6,469
	Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,476
	Eli Lilly and Co. 4.50% 2/9/2027	37,167	36,792
	Eli Lilly and Co. 3.375% 3/15/2029	3,686	3,463
	EMD Finance, LLC 3.25% 3/19/2025[1]	18,845	18,510
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	9,630	9,875
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	8,900	9,659
	Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	35,562
	Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,176
	Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	37,573
	HCA, Inc. 4.125% 6/15/2029	2,250	2,120
	HCA, Inc. 2.375% 7/15/2031	8,178	6,675
	HCA, Inc. 3.625% 3/15/2032	6,778	5,926
	HCA, Inc. 4.625% 3/15/2052	10,329	8,336
	Humana, Inc. 5.375% 4/15/2031	7,381	7,311
	Humana, Inc. 5.75% 4/15/2054	6,999	6,744
	Johnson & Johnson 4.90% 6/1/2031	17,930	17,960
	Johnson & Johnson 4.95% 6/1/2034	40,170	40,236
	Johnson & Johnson 2.25% 9/1/2050	1,450	855
	Johnson & Johnson 5.25% 6/1/2054	18,620	18,547
	Merck & Co., Inc. 1.70% 6/10/2027	20,527	18,687
	Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,650
	Novartis Capital Corp. 2.20% 8/14/2030	14,257	12,270
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	11,091	10,857
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	71,606	69,266
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	71,818	68,710
	Pfizer, Inc. 3.45% 3/15/2029	8,700	8,187
	Pfizer, Inc. 1.70% 5/28/2030	17,700	14,746
	Roche Holdings, Inc. 2.076% 12/13/2031[1]	58,261	47,390
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	17,864	18,463
	Roche Holdings, Inc. 5.218% 3/8/2054[1]	14,794	14,424
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	12,937	12,350
	Solventum Corp. 5.60% 3/23/2034[1]	39,700	39,019
	UnitedHealth Group, Inc. 2.375% 8/15/2024	625	621
	UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	11,766
	UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,389
	UnitedHealth Group, Inc. 2.875% 8/15/2029	285	257
	UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	4,858
	UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,703
	UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,612
	UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	8,977
	UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,338
	UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,078
	UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,315
	UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	17,966
	UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,071
	UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,437
			1,965,064

Utilities 14.69%
	AEP Texas, Inc. 3.45% 5/15/2051	9,168	6,053
	AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,429
	AEP Transmission Co., LLC 2.75% 8/15/2051	4,095	2,466
	Alabama Power Co. 5.85% 11/15/2033	4,100	4,256
	Ameren Corp. 2.50% 9/15/2024	7,615	7,544
	Ameren Corp. 1.75% 3/15/2028	7,540	6,633
	American Electric Power Co., Inc. 1.00% 11/1/2025	614	576
	American Transmission Systems, Inc. 2.65% 1/15/2032[1]	20,450	16,895
	Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,812
	CenterPoint Energy, Inc. 2.65% 6/1/2031	9,943	8,369
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	7,637	7,113
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	27,195	25,643
	CMS Energy Corp. 3.00% 5/15/2026	10,303	9,847
	Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,671
	Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,309
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	14,377	11,688
	Consumers Energy Co. 3.80% 11/15/2028	13,103	12,469

5	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Consumers Energy Co. 4.90% 2/15/2029	USD16,999	$16,887
	Consumers Energy Co. 4.60% 5/30/2029	14,668	14,367
	Consumers Energy Co. 3.60% 8/15/2032	9,180	8,177
	Consumers Energy Co. 4.625% 5/15/2033	25,729	24,579
	Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,104
	Duke Energy Carolinas, LLC 2.45% 8/15/2029	13,675	12,028
	Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,853
	Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	572
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	11,940
	Duke Energy Corp. 5.00% 8/15/2052	4,223	3,691
	Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	9,894
	Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	9,906
	Duke Energy Florida, LLC 5.95% 11/15/2052	3,664	3,758
	Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,337
	Duke Energy Progress, LLC 2.50% 8/15/2050	2,109	1,216
	Duke Energy Progress, LLC 2.90% 8/15/2051	8,825	5,493
	Edison International 3.55% 11/15/2024	5,000	4,949
	Edison International 4.95% 4/15/2025	2,225	2,208
	Edison International 4.125% 3/15/2028	28,413	27,071
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	25,675	28,268
	Emera US Finance, LP 0.833% 6/15/2024	6,250	6,236
	Emera US Finance, LP 2.639% 6/15/2031	6,743	5,518
	Entergy Corp. 2.80% 6/15/2030	437	379
	Entergy Corp. 2.40% 6/15/2031	32,175	26,461
	Entergy Corp. 3.75% 6/15/2050	1,675	1,185
	Entergy Louisiana, LLC 2.40% 10/1/2026	3,288	3,082
	Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,622
	Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,473
	Entergy Louisiana, LLC 5.35% 3/15/2034	20,041	19,789
	Entergy Louisiana, LLC 4.20% 9/1/2048	1,300	1,029
	Entergy Louisiana, LLC 2.90% 3/15/2051	746	456
	Entergy Louisiana, LLC 5.70% 3/15/2054	4,540	4,476
	Entergy Texas, Inc. 1.75% 3/15/2031	5,629	4,539
	Eversource Energy 3.15% 1/15/2025	3,265	3,214
	Eversource Energy 1.65% 8/15/2030	9,528	7,613
	Eversource Energy 5.50% 1/1/2034	15,000	14,693
	FirstEnergy Corp. 1.60% 1/15/2026	600	564
	FirstEnergy Corp. 2.65% 3/1/2030	13,665	11,754
	FirstEnergy Corp. 2.25% 9/1/2030	7,514	6,209
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	4,675	4,455
	FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[1]	3,000	2,788
	FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	1,574	1,557
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	15,038	13,634
	Florida Power & Light Co. 3.30% 5/30/2027	8,557	8,113
	Florida Power & Light Co. 5.10% 4/1/2033	17,325	17,161
	Florida Power & Light Co. 5.30% 6/15/2034	40,100	40,253
	Florida Power & Light Co. 2.875% 12/4/2051	32,273	20,557
	Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,235
	Florida Power & Light Co. 5.60% 6/15/2054	8,725	8,787
	Georgia Power Co. 4.95% 5/17/2033	18,515	18,025
	Georgia Power Co. 5.25% 3/15/2034	23,175	23,029
	Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	2,872	2,815
	Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	29,125	23,988
	MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,163
	MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,085
	MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,336
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	25,775	24,674
	Mississippi Power Co. 3.95% 3/30/2028	814	778
	NiSource, Inc. 5.40% 6/30/2033	5,000	4,937
	Northern States Power Co. 2.25% 4/1/2031	5,000	4,177
	Northern States Power Co. 2.90% 3/1/2050	4,502	2,887
	Northern States Power Co. 2.60% 6/1/2051	14,643	8,743
	Northern States Power Co. 3.20% 4/1/2052	2,451	1,630
	Northern States Power Co. 4.50% 6/1/2052	2,790	2,360
	Northern States Power Co. 5.10% 5/15/2053	2,726	2,527
	Northern States Power Co. 5.40% 3/15/2054	8,948	8,674

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	USD9,395	$8,830
	Pacific Gas and Electric Co. 3.40% 8/15/2024	1,554	1,546
	Pacific Gas and Electric Co. 3.15% 1/1/2026	9,187	8,832
	Pacific Gas and Electric Co. 2.95% 3/1/2026	850	811
	Pacific Gas and Electric Co. 2.10% 8/1/2027	49,602	44,715
	Pacific Gas and Electric Co. 3.00% 6/15/2028	9,992	9,115
	Pacific Gas and Electric Co. 3.75% 7/1/2028	2,702	2,518
	Pacific Gas and Electric Co. 4.65% 8/1/2028	12,186	11,728
	Pacific Gas and Electric Co. 4.55% 7/1/2030	12,177	11,503
	Pacific Gas and Electric Co. 2.50% 2/1/2031	109,940	90,632
	Pacific Gas and Electric Co. 4.40% 3/1/2032	7,492	6,845
	Pacific Gas and Electric Co. 5.90% 6/15/2032	951	958
	Pacific Gas and Electric Co. 6.15% 1/15/2033	4,140	4,226
	Pacific Gas and Electric Co. 6.40% 6/15/2033	14,564	15,127
	Pacific Gas and Electric Co. 5.80% 5/15/2034	1,412	1,409
	Pacific Gas and Electric Co. 3.30% 8/1/2040	32,194	23,018
	Pacific Gas and Electric Co. 4.20% 6/1/2041	9,286	7,326
	Pacific Gas and Electric Co. 4.95% 7/1/2050	3,765	3,145
	Pacific Gas and Electric Co. 3.50% 8/1/2050	3,426	2,262
	PacifiCorp 2.70% 9/15/2030	9,089	7,795
	PacifiCorp 5.30% 2/15/2031	18,030	17,837
	PacifiCorp 5.45% 2/15/2034	29,401	28,759
	PacifiCorp 4.15% 2/15/2050	1,411	1,074
	PacifiCorp 3.30% 3/15/2051	5,960	3,826
	PacifiCorp 2.90% 6/15/2052	10,429	6,071
	PacifiCorp 5.35% 12/1/2053	11,075	9,932
	PacifiCorp 5.50% 5/15/2054	24,362	22,318
	PacifiCorp 5.80% 1/15/2055	35,845	34,157
	Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,342
	Public Service Company of Colorado 3.70% 6/15/2028	2,686	2,541
	Public Service Company of Colorado 1.90% 1/15/2031	5,165	4,183
	Public Service Company of Colorado 1.875% 6/15/2031	7,900	6,320
	Public Service Company of Colorado 5.35% 5/15/2034	16,500	16,365
	Public Service Company of Colorado 4.10% 6/15/2048	2,945	2,246
	Public Service Company of Colorado 3.20% 3/1/2050	5,016	3,318
	Public Service Company of Colorado 2.70% 1/15/2051	11,974	6,999
	Public Service Company of Colorado 4.50% 6/1/2052	2,797	2,290
	Public Service Company of Colorado 5.25% 4/1/2053	15,041	13,815
	Public Service Company of Colorado 5.75% 5/15/2054	9,575	9,525
	Public Service Electric and Gas Co. 3.05% 11/15/2024	10,065	9,942
	Public Service Electric and Gas Co. 0.95% 3/15/2026	7,585	7,047
	Public Service Electric and Gas Co. 3.65% 9/1/2028	2,115	2,007
	Public Service Electric and Gas Co. 2.45% 1/15/2030	5,664	4,910
	Public Service Electric and Gas Co. 3.10% 3/15/2032	835	722
	Public Service Electric and Gas Co. 5.20% 3/1/2034	4,156	4,133
	Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,245
	Public Service Electric and Gas Co. 3.00% 3/1/2051	1,900	1,241
	Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,331
	San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,559
	San Diego Gas & Electric Co. 1.70% 10/1/2030	500	406
	Southern California Edison Co. 0.975% 8/1/2024	24,760	24,564
	Southern California Edison Co. 4.70% 6/1/2027	21,791	21,485
	Southern California Edison Co. 3.65% 3/1/2028	16,863	15,937
	Southern California Edison Co. 5.30% 3/1/2028	5,000	5,014
	Southern California Edison Co. 5.65% 10/1/2028	23,158	23,542
	Southern California Edison Co. 4.20% 3/1/2029	10,270	9,812
	Southern California Edison Co. 5.15% 6/1/2029	6,882	6,858
	Southern California Edison Co. 2.85% 8/1/2029	46,638	41,584
	Southern California Edison Co. 2.25% 6/1/2030	4,153	3,496
	Southern California Edison Co. 2.50% 6/1/2031	13,340	11,136
	Southern California Edison Co. 5.45% 6/1/2031	20,152	20,229
	Southern California Edison Co. 2.75% 2/1/2032	3,150	2,633
	Southern California Edison Co. 5.20% 6/1/2034	25,630	24,967
	Southern California Edison Co. 5.75% 4/1/2035	8,218	8,307
	Southern California Edison Co. 3.60% 2/1/2045	4,425	3,256
	Southern California Edison Co. 4.125% 3/1/2048	10,000	7,824
	Southern California Edison Co. 3.65% 2/1/2050	3,537	2,527

7	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 2.95% 2/1/2051	USD941	$588
	Southern California Edison Co. 3.45% 2/1/2052	10,796	7,362
	Southern California Edison Co. 5.75% 4/15/2054	5,225	5,152
	Southwestern Electric Power Co. 3.25% 11/1/2051	15,875	10,135
	Union Electric Co. 2.625% 3/15/2051	3,600	2,139
	Virginia Electric & Power 2.40% 3/30/2032	2,100	1,716
	WEC Energy Group, Inc. 5.15% 10/1/2027	3,243	3,230
	Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,707
	Wisconsin Power and Light Co. 3.65% 4/1/2050	800	573
	Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,775
	Xcel Energy, Inc. 1.75% 3/15/2027	2,515	2,280
	Xcel Energy, Inc. 4.00% 6/15/2028	6,477	6,165
	Xcel Energy, Inc. 2.60% 12/1/2029	43,441	37,799
	Xcel Energy, Inc. 3.40% 6/1/2030	3,000	2,689
	Xcel Energy, Inc. 2.35% 11/15/2031	30,577	24,553
	Xcel Energy, Inc. 4.60% 6/1/2032	4,558	4,244
	Xcel Energy, Inc. 5.45% 8/15/2033	23,846	23,426
	Xcel Energy, Inc. 5.50% 3/15/2034	6,925	6,817
	Xcel Energy, Inc. 3.50% 12/1/2049	7,490	5,116
			1,623,170

Industrials 8.10%
	BAE Systems PLC 5.50% 3/26/2054[1]	2,623	2,556
	Boeing Co. 2.75% 2/1/2026	78,514	74,337
	Boeing Co. 2.196% 2/4/2026	25,000	23,473
	Boeing Co. 3.10% 5/1/2026	7,750	7,348
	Boeing Co. 3.25% 2/1/2028	55,094	50,225
	Boeing Co. 5.15% 5/1/2030	36,889	35,215
	Boeing Co. 3.625% 2/1/2031	14,249	12,398
	Boeing Co. 6.388% 5/1/2031[1]	31,431	31,808
	Boeing Co. 3.60% 5/1/2034	34,795	27,729
	Boeing Co. 6.528% 5/1/2034[1]	6,217	6,307
	Boeing Co. 3.90% 5/1/2049	8,164	5,471
	Boeing Co. 5.805% 5/1/2050	6,285	5,633
	Boeing Co. 6.858% 5/1/2054[1]	9,752	9,897
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	9,535	6,283
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	4,780	3,311
	Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,470	925
	Canadian National Railway Co. 6.125% 11/1/2053	8,316	9,205
	Canadian Pacific Railway Co. 1.75% 12/2/2026	12,099	11,112
	Canadian Pacific Railway Co. 3.10% 12/2/2051	28,847	19,137
	Carrier Global Corp. 5.90% 3/15/2034	7,990	8,305
	Carrier Global Corp. 6.20% 3/15/2054	2,670	2,866
	CSX Corp. 3.80% 3/1/2028	28,360	27,263
	CSX Corp. 4.25% 3/15/2029	12,943	12,546
	CSX Corp. 2.40% 2/15/2030	5,892	5,116
	CSX Corp. 4.10% 11/15/2032	10,489	9,750
	CSX Corp. 5.20% 11/15/2033	7,415	7,406
	CSX Corp. 4.30% 3/1/2048	14,250	11,945
	CSX Corp. 4.50% 3/15/2049	6,729	5,769
	CSX Corp. 2.50% 5/15/2051	12,071	7,116
	Emerson Electric Co. 1.80% 10/15/2027	14,050	12,739
	Emerson Electric Co. 1.95% 10/15/2030	5,950	5,016
	Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,640
	Honeywell International, Inc. 5.00% 3/1/2035	23,570	23,264
	Honeywell International, Inc. 5.25% 3/1/2054	13,147	12,755
	Honeywell International, Inc. 5.35% 3/1/2064	7,890	7,675
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	7,967	7,988
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	7,910
	Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,650
	Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,344
	Lockheed Martin Corp. 4.50% 2/15/2029	43,929	43,116
	Lockheed Martin Corp. 1.85% 6/15/2030	2,008	1,675
	Lockheed Martin Corp. 5.25% 1/15/2033	21,760	22,058
	Lockheed Martin Corp. 4.75% 2/15/2034	3,995	3,871
	Lockheed Martin Corp. 4.80% 8/15/2034	31,560	30,713
	Lockheed Martin Corp. 5.70% 11/15/2054	10,372	10,658

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Lockheed Martin Corp. 5.20% 2/15/2055	USD5,289	$5,072
	Lockheed Martin Corp. 5.90% 11/15/2063	1,016	1,072
	Lockheed Martin Corp. 5.20% 2/15/2064	10,516	9,915
	Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,059
	Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,252
	Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,430
	Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,691
	Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,054
	Northrop Grumman Corp. 4.70% 3/15/2033	31,860	30,660
	Northrop Grumman Corp. 4.90% 6/1/2034	11,160	10,777
	Northrop Grumman Corp. 4.95% 3/15/2053	13,330	12,065
	RTX Corp. 4.125% 11/16/2028	4,205	4,030
	RTX Corp. 1.90% 9/1/2031	8,014	6,380
	RTX Corp. 6.10% 3/15/2034	11,414	11,951
	RTX Corp. 2.82% 9/1/2051	6,000	3,663
	RTX Corp. 3.03% 3/15/2052	5,000	3,184
	RTX Corp. 6.40% 3/15/2054	16,918	18,460
	Union Pacific Corp. 3.75% 7/15/2025	388	381
	Union Pacific Corp. 2.40% 2/5/2030	3,000	2,610
	Union Pacific Corp. 2.80% 2/14/2032	31,546	27,014
	Union Pacific Corp. 2.891% 4/6/2036	49,415	39,547
	Union Pacific Corp. 3.375% 2/14/2042	4,360	3,368
	Union Pacific Corp. 4.30% 3/1/2049	2,800	2,334
	Union Pacific Corp. 3.25% 2/5/2050	424	295
	Union Pacific Corp. 3.50% 2/14/2053	6,170	4,432
	Union Pacific Corp. 3.839% 3/20/2060	3,297	2,416
	Union Pacific Corp. 3.75% 2/5/2070	2,443	1,718
	Waste Management, Inc. 1.50% 3/15/2031	3,889	3,104
			895,458

Consumer staples 6.39%
	7-Eleven, Inc. 0.95% 2/10/2026[1]	7,913	7,342
	7-Eleven, Inc. 1.30% 2/10/2028[1]	6,662	5,786
	7-Eleven, Inc. 1.80% 2/10/2031[1]	14,979	11,959
	7-Eleven, Inc. 2.80% 2/10/2051[1]	3,778	2,260
	Altria Group, Inc. 2.35% 5/6/2025	1,833	1,779
	Altria Group, Inc. 4.40% 2/14/2026	8,148	8,020
	Altria Group, Inc. 2.625% 9/16/2026	1,375	1,294
	Altria Group, Inc. 3.70% 2/4/2051	21,317	14,385
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	25,627	25,461
	Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	15,000	13,858
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	6,511	6,403
	Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	2,070	2,077
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	13,195
	Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	660	563
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,506
	BAT Capital Corp. 3.222% 8/15/2024	12,758	12,691
	BAT Capital Corp. 2.789% 9/6/2024	4,000	3,968
	BAT Capital Corp. 3.215% 9/6/2026	11,050	10,522
	BAT Capital Corp. 4.70% 4/2/2027	6,420	6,310
	BAT Capital Corp. 3.557% 8/15/2027	47,755	45,256
	BAT Capital Corp. 3.462% 9/6/2029	2,000	1,817
	BAT Capital Corp. 4.906% 4/2/2030	2,500	2,430
	BAT Capital Corp. 6.421% 8/2/2033	15,511	16,206
	BAT Capital Corp. 6.00% 2/20/2034	6,964	7,041
	BAT Capital Corp. 4.39% 8/15/2037	5,570	4,702
	BAT Capital Corp. 4.54% 8/15/2047	242	188
	BAT Capital Corp. 4.758% 9/6/2049	2,283	1,813
	BAT Capital Corp. 5.65% 3/16/2052	9,168	8,252
	BAT Capital Corp. 7.081% 8/2/2053	23,787	25,619
	BAT International Finance PLC 3.95% 6/15/2025[1]	16,500	16,213
	Campbell Soup Co. 5.40% 3/21/2034	8,339	8,252
	Coca-Cola Co. 5.00% 5/13/2034	24,502	24,431
	Coca-Cola Co. 5.30% 5/13/2054	8,888	8,766
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	9,647	9,706
	Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,701
	Conagra Brands, Inc. 5.30% 11/1/2038	2,984	2,796

9	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Conagra Brands, Inc. 5.40% 11/1/2048	USD5,403	$4,964
	Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,657
	Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,696
	Constellation Brands, Inc. 2.25% 8/1/2031	24,098	19,680
	Constellation Brands, Inc. 4.75% 5/9/2032	24,906	23,858
	Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,688
	J. M. Smucker Co. (The) 6.50% 11/15/2043	4,038	4,263
	J. M. Smucker Co. (The) 6.50% 11/15/2053	7,266	7,789
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,182
	Keurig Dr Pepper, Inc. 3.80% 5/1/2050	2,434	1,819
	PepsiCo, Inc. 1.625% 5/1/2030	3,894	3,242
	PepsiCo, Inc. 1.40% 2/25/2031	14,189	11,345
	PepsiCo, Inc. 1.95% 10/21/2031	29,114	23,810
	Philip Morris International, Inc. 1.50% 5/1/2025	1,004	969
	Philip Morris International, Inc. 3.375% 8/11/2025	27,395	26,785
	Philip Morris International, Inc. 4.875% 2/13/2026	25,000	24,844
	Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,177
	Philip Morris International, Inc. 2.10% 5/1/2030	9,300	7,836
	Philip Morris International, Inc. 5.50% 9/7/2030	15,000	15,154
	Philip Morris International, Inc. 1.75% 11/1/2030	12,193	9,872
	Philip Morris International, Inc. 5.75% 11/17/2032	29,976	30,609
	Philip Morris International, Inc. 5.375% 2/15/2033	14,327	14,216
	Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,061
	Philip Morris International, Inc. 5.25% 2/13/2034	8,055	7,893
	Procter & Gamble Co. 4.35% 1/29/2029	25,858	25,548
	Reynolds American, Inc. 4.45% 6/12/2025	20,220	19,977
	Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,526
	Reynolds American, Inc. 5.85% 8/15/2045	27,544	25,664
	Walmart, Inc. 4.10% 4/15/2033	5,393	5,113
	Walmart, Inc. 4.50% 4/15/2053	14,247	12,565
			706,370

Communication services 4.78%
	AT&T, Inc. 2.30% 6/1/2027	1,221	1,123
	AT&T, Inc. 4.35% 3/1/2029	17,514	16,901
	AT&T, Inc. 4.30% 2/15/2030	21,111	20,129
	AT&T, Inc. 2.25% 2/1/2032	20,507	16,542
	AT&T, Inc. 2.55% 12/1/2033	15,124	11,936
	AT&T, Inc. 3.50% 9/15/2053	45,211	30,559
	Charter Communications Operating, LLC 4.908% 7/23/2025	1,729	1,712
	Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,298
	Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,712
	Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	3,971
	Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,033
	Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	27,150
	Charter Communications Operating, LLC 3.90% 6/1/2052	8,780	5,515
	Charter Communications Operating, LLC 5.25% 4/1/2053	18,137	14,311
	Comcast Corp. 4.80% 5/15/2033	8,998	8,702
	Comcast Corp. 5.30% 6/1/2034	58,295	58,272
	Comcast Corp. 2.887% 11/1/2051	3,682	2,292
	Comcast Corp. 5.35% 5/15/2053	4,260	4,059
	Comcast Corp. 5.65% 6/1/2054	22,364	22,200
	Netflix, Inc. 5.875% 11/15/2028	10,597	10,905
	Netflix, Inc. 5.375% 11/15/2029[1]	20,569	20,714
	Netflix, Inc. 4.875% 6/15/2030[1]	1,069	1,047
	T-Mobile USA, Inc. 3.50% 4/15/2025	12,285	12,056
	T-Mobile USA, Inc. 1.50% 2/15/2026	17,750	16,612
	T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,592
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	1,952
	T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	13,798
	T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,461
	T-Mobile USA, Inc. 3.50% 4/15/2031	5,158	4,596
	T-Mobile USA, Inc. 5.05% 7/15/2033	12,899	12,564
	T-Mobile USA, Inc. 5.15% 4/15/2034	23,230	22,762
	T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,324
	T-Mobile USA, Inc. 3.30% 2/15/2051	8,465	5,704
	T-Mobile USA, Inc. 3.40% 10/15/2052	25,878	17,612

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 5.50% 1/15/2055	USD2,290	$2,196
	Verizon Communications, Inc. 3.00% 3/22/2027	12,377	11,695
	Verizon Communications, Inc. 2.10% 3/22/2028	5,000	4,481
	Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,418
	Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,237
	Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,403
	Verizon Communications, Inc. 2.355% 3/15/2032	455	370
	Verizon Communications, Inc. 2.65% 11/20/2040	31,866	21,965
	Verizon Communications, Inc. 3.40% 3/22/2041	21,947	16,801
	Verizon Communications, Inc. 2.875% 11/20/2050	1,503	948
	Verizon Communications, Inc. 3.55% 3/22/2051	1,737	1,244
	Verizon Communications, Inc. 5.50% 2/23/2054	609	594
	Verizon Communications, Inc. 2.987% 10/30/2056	28,083	17,141
	Vodafone Group PLC 4.125% 5/30/2025	2,500	2,466
	Vodafone Group PLC 4.25% 9/17/2050	1,900	1,489
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	8,688	7,184
			527,748

Energy 3.88%
	BP Capital Markets America, Inc. 4.893% 9/11/2033	47,387	46,028
	BP Capital Markets America, Inc. 2.772% 11/10/2050	10,111	6,241
	BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,233
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	10,913
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,079
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,347
	Chevron Corp. 1.554% 5/11/2025	1,950	1,883
	Chevron Corp. 2.236% 5/11/2030	34,096	29,384
	Chevron Corp. 3.078% 5/11/2050	7,101	4,825
	Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,654
	Chevron USA, Inc. 1.018% 8/12/2027	6,577	5,823
	Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,746
	Chevron USA, Inc. 2.343% 8/12/2050	1,497	874
	ConocoPhillips Co. 3.80% 3/15/2052	15,556	11,628
	ConocoPhillips Co. 5.30% 5/15/2053	19,621	18,626
	ConocoPhillips Co. 5.55% 3/15/2054	13,992	13,791
	Diamondback Energy, Inc. 5.40% 4/18/2034	10,888	10,738
	Diamondback Energy, Inc. 5.75% 4/18/2054	5,821	5,616
	Enbridge, Inc. 6.70% 11/15/2053	8,103	8,883
	Eni SpA 5.50% 5/15/2034[1]	11,190	11,120
	Eni SpA 5.95% 5/15/2054[1]	13,977	13,830
	Equinor ASA 3.70% 4/6/2050	3,550	2,696
	Exxon Mobil Corp. 2.992% 3/19/2025	1,700	1,669
	Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,616
	Exxon Mobil Corp. 3.452% 4/15/2051	38,813	28,030
	Kinder Morgan, Inc. 5.20% 6/1/2033	6,646	6,419
	Kinder Morgan, Inc. 5.40% 2/1/2034	23,433	22,939
	ONEOK, Inc. 6.05% 9/1/2033	2,077	2,127
	ONEOK, Inc. 6.625% 9/1/2053	6,343	6,788
	Petroleos Mexicanos 4.25% 1/15/2025	3,400	3,340
	Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,080
	Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,238
	Petroleos Mexicanos 6.50% 3/13/2027	11,700	11,076
	Shell International Finance BV 3.875% 11/13/2028	1,849	1,772
	Shell International Finance BV 2.75% 4/6/2030	25,000	22,204
	Shell International Finance BV 3.25% 4/6/2050	24,590	17,091
	Shell International Finance BV 3.00% 11/26/2051	3,015	1,966
	TotalEnergies Capital International SA 2.986% 6/29/2041	4,110	2,994
	TotalEnergies Capital International SA 3.127% 5/29/2050	17,208	11,686
	TotalEnergies Capital SA 5.488% 4/5/2054	8,337	8,247
	Williams Companies, Inc. 5.15% 3/15/2034	42,658	41,425
			428,665

Information technology 3.75%
	Adobe, Inc. 1.90% 2/1/2025	7,105	6,946
	Adobe, Inc. 2.15% 2/1/2027	25,694	23,923
	Adobe, Inc. 2.30% 2/1/2030	13,520	11,758
	Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,147

11	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Analog Devices, Inc. 5.05% 4/1/2034	USD8,258	$8,212
	Analog Devices, Inc. 2.80% 10/1/2041	4,230	2,986
	Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,049
	Analog Devices, Inc. 5.30% 4/1/2054	17,096	16,656
	Broadcom Corp. 3.875% 1/15/2027	11,718	11,317
	Broadcom, Inc. 4.75% 4/15/2029	3,562	3,497
	Broadcom, Inc. 4.15% 11/15/2030	1,789	1,676
	Broadcom, Inc. 3.469% 4/15/2034[1]	44,692	37,686
	Cisco Systems, Inc. 4.85% 2/26/2029	13,231	13,196
	Cisco Systems, Inc. 4.95% 2/26/2031	17,824	17,729
	Cisco Systems, Inc. 5.05% 2/26/2034	75,498	75,058
	Cisco Systems, Inc. 5.30% 2/26/2054	9,701	9,524
	Cisco Systems, Inc. 5.35% 2/26/2064	4,021	3,918
	Intel Corp. 5.70% 2/10/2053	8,612	8,431
	Intel Corp. 5.90% 2/10/2063	3,355	3,338
	Intuit, Inc. 1.35% 7/15/2027	5,000	4,481
	Microchip Technology, Inc. 5.05% 3/15/2029	38,775	38,448
	Microsoft Corp. 3.30% 2/6/2027	14,000	13,478
	Microsoft Corp. 2.525% 6/1/2050	436	274
	Microsoft Corp. 2.921% 3/17/2052	1,814	1,224
	Oracle Corp. 3.60% 4/1/2040	7,345	5,661
	Oracle Corp. 3.60% 4/1/2050	16,831	11,717
	ServiceNow, Inc. 1.40% 9/1/2030	55,955	45,054
	Texas Instruments, Inc. 4.60% 2/8/2029	5,952	5,896
	Texas Instruments, Inc. 4.85% 2/8/2034	12,671	12,482
	Texas Instruments, Inc. 5.15% 2/8/2054	9,618	9,183
			413,945

Real estate 2.39%
	Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,374
	American Tower Corp. 5.50% 3/15/2028	8,964	9,007
	American Tower Corp. 2.70% 4/15/2031	7,612	6,407
	American Tower Corp. 4.05% 3/15/2032	4,221	3,829
	American Tower Corp. 5.65% 3/15/2033	6,328	6,346
	Boston Properties, LP 2.55% 4/1/2032	1,489	1,161
	Boston Properties, LP 2.45% 10/1/2033	2,723	2,014
	Boston Properties, LP 6.50% 1/15/2034	10,408	10,579
	COPT Defense Properties, LP 2.25% 3/15/2026	4,255	4,007
	Crown Castle, Inc. 5.00% 1/11/2028	20,790	20,466
	Crown Castle, Inc. 2.50% 7/15/2031	5,874	4,830
	Crown Castle, Inc. 5.80% 3/1/2034	11,218	11,297
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	8,234	8,141
	Equinix, Inc. 3.20% 11/18/2029	9,053	8,113
	Equinix, Inc. 2.15% 7/15/2030	7,728	6,411
	Equinix, Inc. 3.00% 7/15/2050	9,983	6,304
	Kilroy Realty, LP 6.25% 1/15/2036	11,555	11,098
	Prologis, LP 4.75% 6/15/2033	5,665	5,440
	Prologis, LP 5.125% 1/15/2034	15,137	14,905
	Prologis, LP 5.00% 3/15/2034	8,500	8,293
	Prologis, LP 5.25% 6/15/2053	9,031	8,531
	Prologis, LP 5.25% 3/15/2054	1,855	1,739
	Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,329
	VICI Properties, LP 4.75% 2/15/2028	36,173	35,115
	VICI Properties, LP 4.95% 2/15/2030	25,255	24,211
	VICI Properties, LP 5.125% 5/15/2032	42,819	40,494
	VICI Properties, LP 5.625% 5/15/2052	2,362	2,114
			264,555

Consumer discretionary 2.31%
	Amazon.com, Inc. 3.80% 12/5/2024	10,000	9,923
	Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,233
	Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,064
	American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,433
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	6,155	6,123
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	3,467	3,446
	Ford Motor Co. 3.25% 2/12/2032	6,305	5,186
	Ford Motor Co. 6.10% 8/19/2032	3,695	3,687

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	USD240	$232
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,413
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,090
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	187
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	192
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,375
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	811
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	206
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,609
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	180
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,532
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,597
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	710
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,664	9,312
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,012
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	3,917
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,774
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	487
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	6,454	6,811
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	24,584	24,288
	Home Depot, Inc. 2.50% 4/15/2027	3,400	3,182
	Home Depot, Inc. 2.95% 6/15/2029	5,000	4,556
	Home Depot, Inc. 1.375% 3/15/2031	3,028	2,396
	Home Depot, Inc. 3.125% 12/15/2049	1,102	745
	Hyundai Capital America 1.65% 9/17/2026[1]	17,825	16,319
	Hyundai Capital America 2.375% 10/15/2027[1]	2,245	2,033
	Hyundai Capital America 2.10% 9/15/2028[1]	8,734	7,619
	McDonald’s Corp. 5.00% 5/17/2029	3,400	3,393
	McDonald’s Corp. 3.60% 7/1/2030	5,888	5,425
	McDonald’s Corp. 5.20% 5/17/2034	15,255	15,150
	McDonald’s Corp. 4.60% 5/26/2045	1,962	1,711
	McDonald’s Corp. 4.45% 3/1/2047	5,665	4,761
	McDonald’s Corp. 3.625% 9/1/2049	4,467	3,248
	McDonald’s Corp. 5.15% 9/9/2052	10,121	9,394
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	5,000	5,240
	Starbucks Corp. 4.85% 2/8/2027	18,627	18,513
	Toyota Motor Corp. 5.275% 7/13/2026	6,445	6,464
	Toyota Motor Credit Corp. 1.15% 8/13/2027	21,098	18,725
	Toyota Motor Credit Corp. 3.375% 4/1/2030	3,910	3,584
			255,288

Materials 1.02%
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	8,245	8,202
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	11,814	11,677
	Dow Chemical Co. (The) 5.15% 2/15/2034	8,420	8,269
	Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	18,661
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,324
	Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	11,461
	Eastman Chemical Co. 5.625% 2/20/2034	19,824	19,721
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	628	412
	Linde, Inc. 1.10% 8/10/2030	17,617	14,115
	Linde, Inc. 2.00% 8/10/2050	2,260	1,229
	Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,731
	OCI NV 6.70% 3/16/2033[1]	6,726	6,655
	Sherwin-Williams Co. 2.20% 3/15/2032	8,365	6,754
	Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,204
			112,415
	Total corporate bonds, notes & loans		9,555,001

13	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 6.56%
U.S. Treasury 6.56%
	U.S. Treasury 4.875% 5/31/2026	USD59,053	$59,055
	U.S. Treasury 4.50% 5/15/2027	65,697	65,390
	U.S. Treasury 4.50% 5/31/2029	195,893	195,901
	U.S. Treasury 4.375% 5/15/2034	152,254	150,839
	U.S. Treasury 4.625% 5/15/2044[4]	137,384	135,817
	U.S. Treasury 4.25% 2/15/2054	125,446	117,596
			724,598
Asset-backed obligations 0.91%
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	10,433	9,173
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	9,269	8,748
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	703	607
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	6,625	6,039
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	85,198	75,521
			100,088
Bonds & notes of governments & government agencies outside the U.S. 0.16%
	Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	6,505	6,475
	Panama (Republic of) 6.875% 1/31/2036	8,640	8,358
	Panama (Republic of) 8.00% 3/1/2038	3,280	3,438
			18,271
Municipals 0.04%
Ohio 0.04%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,770	5,010
	Total bonds, notes & other debt instruments (cost: $10,968,748,000)		10,402,968
Short-term securities 5.21%		Shares
Money market investments 5.21%
	Capital Group Central Cash Fund 5.36%[6,7]	5,751,490	575,264
	Total short-term securities (cost: $575,148,000)		575,264
	Total investment securities 99.36% (cost: $11,543,896,000)		10,978,232
	Other assets less liabilities 0.64%		70,787
	Net assets 100.00%		$11,049,019
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	3,879	10/3/2024	USD790,164	$(204)
5 Year U.S. Treasury Note Futures	Long	4,207	10/3/2024	445,087	(605)
10 Year U.S. Treasury Note Futures	Short	3,281	9/30/2024	(356,963)	425
10 Year Ultra U.S. Treasury Note Futures	Short	11,081	9/30/2024	(1,241,418)	7,859
20 Year U.S. Treasury Bond Futures	Long	8,361	9/30/2024	970,399	(7,342)
30 Year Ultra U.S. Treasury Bond Futures	Short	26	9/30/2024	(3,183)	(35)
					$98

Capital Group Central Corporate Bond Fund	14

Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD366,078	$(8,189)	$(8,126)	$(63)
Investments in affiliates7

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.21%
Money market investments 5.21%
Capital Group Central Cash Fund 5.36% [6]	$648,298	$4,949,849	$5,023,112	$82	$147	$575,264	$28,221

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $984,402,000, which represented
8.91% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,117,000, which represented .22% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 5/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

15	Capital Group Central Corporate Bond Fund

Financial statements
Statement of assets and liabilities at May 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,968,748)	$10,402,968
Affiliated issuers (cost: $575,148)	575,264	$10,978,232
Cash		1,228
Receivables for:
Sales of investments	429,541
Dividends and interest	105,116
Variation margin on futures contracts	5,650	540,307
		11,519,767
Liabilities:
Payables for:
Purchases of investments	466,036
Dividends on fund’s shares	50
Trustees’ deferred compensation	60
Variation margin on futures contracts	4,473
Variation margin on centrally cleared swap contracts	125
Other	4	470,748
Net assets at May 31, 2024		$11,049,019
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,614,115
Total distributable earnings (accumulated loss)		(2,565,096)
Net assets at May 31, 2024		$11,049,019

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,341,268 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$11,049,019	1,341,268	$8.24

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	16

Financial statements (continued)
Statement of operations for the year ended May 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$465,305
Dividends from affiliated issuers	28,221	$493,526
Fees and expenses:
Reports to shareholders	12
Registration statement and prospectus	1
Trustees’ compensation	64
Auditing and legal	88
Custodian	57
Insurance	25
Other	1	248
Net investment income		493,278
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(547,453)
Affiliated issuers	82
Futures contracts	(42,429)
Swap contracts	(10,997)	(600,797)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	498,128
Affiliated issuers	147
Futures contracts	(6,180)
Swap contracts	994	493,089
Net realized gain (loss) and unrealized appreciation (depreciation)		(107,708)
Net increase (decrease) in net assets resulting from operations		$385,570
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2024	2023

Operations:
Net investment income	$493,278	$466,043
Net realized gain (loss)	(600,797)	(1,070,091)
Net unrealized appreciation (depreciation)	493,089	405,222
Net increase (decrease) in net assets resulting from operations	385,570	(198,826)
Distributions paid or accrued to shareholders	(478,409)	(455,908)
Net capital share transactions	(371,935)	(2,125,023)
Total increase (decrease) in net assets	(464,774)	(2,779,757)
Net assets:
Beginning of year	11,513,793	14,293,550
End of year	$11,049,019	$11,513,793
Refer to the notes to financial statements.

17	Capital Group Central Corporate Bond Fund

Notes to financial statements
1. Organization

Capital Group Central Fund Series II (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund ("the fund"). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Central Corporate Bond Fund	18

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

19	Capital Group Central Corporate Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,555,001	$—	$9,555,001
U.S. Treasury bonds & notes	—	724,598	—	724,598
Asset-backed obligations	—	100,088	—	100,088
Bonds & notes of governments & government agencies outside the U.S.	—	18,271	—	18,271
Municipals	—	5,010	—	5,010
Short-term securities	575,264	—	—	575,264
Total	$575,264	$10,402,968	$—	$10,978,232

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,284	$—	$—	$8,284
Liabilities:
Unrealized depreciation on futures contracts	(8,186)	—	—	(8,186)
Unrealized depreciation on centrally cleared credit default swaps	—	(63)	—	(63)
Total	$98	$(63)	$—	$35
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Capital Group Central Corporate Bond Fund	20

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

21	Capital Group Central Corporate Bond Fund

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Capital Group Central Corporate Bond Fund	22

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,306,236,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $428,918,000.

23	Capital Group Central Corporate Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, May 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$8,284	Unrealized depreciation*	$8,186
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	63
			$8,284		$8,249

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(42,429)	Net unrealized appreciation (depreciation) on futures contracts	$(6,180)
Swap	Credit	Net realized gain (loss) on swap contracts	(10,997)	Net unrealized appreciation (depreciation) on swap contracts	994
			$(53,426)		$(5,186)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Capital Group Central Corporate Bond Fund	24

As of May 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,420
Capital loss carryforward*	(1,986,090)
Gross unrealized appreciation on investments	57,134
Gross unrealized depreciation on investments	(638,138)
Net unrealized appreciation (depreciation) on investments	(581,004)
Cost of investments	11,567,397
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2024	2023
Class M	$478,409	$455,908
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $64,000 in the fund’s statement of operations reflects $59,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2024.

25	Capital Group Central Corporate Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
Class M	$1,688,628	205,902	$478,359	58,295	$(2,538,922)	(311,107)	$(371,935)	(46,910)

Year ended May 31, 2023
Class M	$926,384	112,604	$455,908	55,026	$(3,507,315)	(424,580)	$(2,125,023)	(256,950)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,730,119,000 and $7,749,689,000, respectively, during the year ended May 31, 2024.

Capital Group Central Corporate Bond Fund	26

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

Class M:
5/31/2024	$8.29	$.36	$(.06 )	$.30	$(.35 )	$—	$(.35 )	$8.24	3.74%	$11,049	— %[3]	4.42%
5/31/2023	8.69	.29	(.40 )	(.11 )	(.29 )	—	(.29 )	8.29	(1.23)	11,514	— [3]	3.54
5/31/2022	10.00	.25	(1.23)	(.98 )	(.24 )	(.09 )	(.33 )	8.69	(10.08)	14,294	— [3]	2.57
5/31/2021[4,5]	10.00	— [6]	—	— [6]	—	—	—	10.00	.00	— [7]	—	— [3,8]

	Year ended May 31,
	2024	2023	2022	2021[4,5]
Portfolio turnover rate for all share classes[9]	151%	132%	94%	— %[10]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Amount less than .01%.
[4]	Based on operations for a period that is less than a full year.
[5]	Class M shares began investment operations on April 23, 2021.
[6]	Amount less than $.01.
[7]	Amount less than $1 million.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	There was no turnover.
Refer to the notes to financial statements.

27	Capital Group Central Corporate Bond Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series II and Shareholders of Capital Group Central Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Corporate Bond Fund (constituting Capital Group Central Fund Series II, referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 15, 2024
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital Group Central Corporate Bond Fund	28

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2024:
Qualified dividend income	$1,289,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$48,625,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

29	Capital Group Central Corporate Bond Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Capital Group Central Corporate Bond Fund	30

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a centralized vehicle that allows other funds advised by CRMC and its affiliates to gain investment grade bond exposure, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

31	Capital Group Central Corporate Bond Fund

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Corporate Bond Fund	32

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2024